SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2021	139,962,672	3	420
New shares issued (A)	1,714,694	—	—
At June 30, 2021	141,677,366	3	420
(A)In the six month ended June 30, 2021, Constellium SE issued and delivered 1,714,694 ordinary shares to certain employees and directors related to share-based compensation plans.